Derivative Instruments and Hedge Activities - Additional Information (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) item
Derivative [Line Items]
Derivative notional amount	$ 331,712,000		$ 331,712,000		$ 151,213,000
Unrealized gain (loss) to be reclassified as an decrease to interest expense during the next twelve months	(249,000)		(249,000)		40,000
Credit valuation adjustment increase to non-interest income	(6,000)	$ (14,000)	(36,000)	$ (51,000)	39,000
Full collateral posted					4,800,000
Cash Flow Hedges
Derivative [Line Items]
Derivative notional amount					$ 100,000,000
Number of cash flow hedges | item					4
Interest Rate Swaps
Derivative [Line Items]
Interest expense on swap transaction		4,000		4,000
Other Interest Rate Swaps
Derivative [Line Items]
Number of interest rate swap | item					9
Derivative notional amount	81,712,000		$ 81,712,000		$ 51,213,000
Derivative maturity date, start year			Jan. 31, 2020		Apr. 01, 2023
Derivative maturity date, end year			Aug. 31, 2027		Oct. 01, 2026
Derivative instruments transaction fees	40,000	$ 191,000	$ 219,000	$ 580,000	$ 679,000
Derivatives Designated as Hedging Instruments | Interest Rate Swaps | Cash Flow Hedges
Derivative [Line Items]
Derivative notional amount	250,000,000		250,000,000		100,000,000
Federal Home Loan Bank Advances | Interest Rate Swaps
Derivative [Line Items]
Interest expense on swap transaction	159,000		426,000		40,000
Federal Home Loan Bank Advances | Derivatives Designated as Hedging Instruments | Interest Rate Swaps | Cash Flow Hedges
Derivative [Line Items]
Derivative notional amount	$ 250,000,000		$ 250,000,000		$ 100,000,000